Provisions for liabilities and other charges	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions for liabilities and other charges
21 Provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of January 1, 2022	34,221	817	2,047	37,085
Additions	3,061	247	1,137	4,445
Reversals	(2,297)	(299)	(97)	(2,693)
Use of provision	(670)	—	(609)	(1,279)
Effect of translation	(445)	(102)	(223)	(770)
Balance as of December 31, 2022	33,870	663	2,255	36,788
Additions	1,640	207	2,244	4,091
Reversals	(18,627)	(200)	(198)	(19,025)
Use of provision	(1,261)	—	(894)	(2,155)
Effect of translation	(334)	(216)	(215)	(765)
Balance as of December 31, 2023	15,288	454	3,192	18,934
Current	15,288	454	2,678	18,420
Non-current	—	—	514	514
Uncertain tax positions
Uncertain tax positions includes provisions related to VAT for USD 3,253 thousand (2022: USD 9,854 thousand), provisions related to Withholding Tax (WHT) for USD 10,758 thousand (2022: USD 22,044 thousand) and provisions related to other taxes for USD 1,277 thousand (2022: USD 1,972 thousand). Provision is calculated based on the detailed review of uncertain tax positions completed by management across the group and in consideration of the probability of a liability arising, within the applicable statute of limitations. These provisions are expected to be utilized or released as a result of the regular tax audits in the Countries where the Group operates. When the technical merits of tax filings get clarified and confirmed with the tax authorities, as happened in 2023, this reduces the overall uncertainty in the Group's tax positions, resulting in a reversal of provisions.
Marketplace and consignment goods
The provision for marketplace and consignment goods relates to the lost and damaged items, which are to be reimbursed to the sellers. The provision is calculated based on the detailed review of these items, and it is expected that these costs will be incurred in the next financial year.
Provision for other expenses
Provision for other expense includes the end-of-service gratuity provision of USD 631 thousand (2022: USD 889 thousand), various litigation and penalty provisions of USD 2,561 thousand (2022: USD 1,246 thousand), and no restructuring provision was recorded in 2023 (2022: USD 120 thousand). The provisions are calculated based on our best estimate considering past experience.